FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Flight Equipment Held for Operating Lease (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft Engine Lessee Country	Dec. 31, 2018 USD ($) Aircraft Engine Lessee Country	Dec. 31, 2017 USD ($) Aircraft
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft held | Aircraft	81	100
Number of engines held for operating lease | Engine	7	7
Number of lessees | Lessee	39	43
Number of countries in which lessees operate | Country	22	24
Number of aircraft off-lease | Aircraft	1
Capitalized cost of aircraft and engines purchased	$ 260,300	$ 820,900
Gain on sale of aircraft	97,323	13,398	$ 3,926
Aircraft impairment	0	0	$ 22,000
Flight equipment held for operating lease, net	$ 2,720,000	$ 3,228,018
Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft sold | Aircraft	10	3	0
Gain on sale of aircraft	$ 2,900	$ 5,500
Aircraft impairment	0	0
Cost	3,334,996	3,900,938
Accumulated depreciation	(614,996)	(672,920)
Flight equipment held for operating lease, net	2,720,000	3,228,018
Major maintenance expenditures capitalized	$ 16,300	$ 16,400
Air Berlin [Member]
Flight Equipment Held for Operating Leases [Abstract]
Number of aircraft on lease | Aircraft			2
Air Berlin [Member] | Flight Equipment Held For Operating Lease [Member]
Flight Equipment Held for Operating Leases [Abstract]
Aircraft impairment			$ 22,000
Number of impaired aircraft | Aircraft			1